Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net income	$ 1,964	$ 956	$ 366	$ 1,830
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	791	727	998	792
Net amortization and accretion of securities	320	280	389	363
Amortization of subordinated debt issuance costs	12	5	10
Provision for loan losses	407	354	1,597	611
Stock compensation expense	16	17	63	20
Deferred income tax (expense) benefit	(6)	(12)	(490)	58
(Gain) loss on securities available-for-sale	(290)	(4)	(42)	25
Increase in OREO valuation allowance	53	159	288	235
Loss on sale of other real estate	41	88	107	92
Loss (gain) on disposal of fixed assets		6	6	(137)
Decrease (increase) in mortgage servicing rights	68	(46)	(62)	(17)
Loan originations for sale	(14,232)	(11,857)	(14,317)	(10,503)
Loan sales	14,378	10,887	14,326	10,951
Gain on sold loans	(357)	(212)	(279)	(252)
Increase in cash surrender value of life insurance	(197)	(187)	(247)	(219)
(Increase) decrease in accrued income and other assets	123	(296)	(477)	246
Increase (decrease) in other liabilities	643	555	351	(92)
Net cash provided by operating activities	3,584	1,420	2,587	4,003
Cash Flows From Investing Activities
Proceeds from maturities and principal paydowns of available-for-sale securities	2,907	1,069	4,051	4,529
Proceeds from sales and calls of available-for-sale securities	14,582	4,819	13,540	3,810
Maturities of certificates of deposit	1,240	1,240
Purchases of available-for-sale securities and certificates of deposit	(15,356)	(18,561)
Purchase of bank owned life insurance	(2,000)			(2,000)
Purchases of available-for-sale securities			(35,066)	(11,542)
Purchases of restricted securities	522	169	(301)	(792)
(Increase) decrease in federal funds sold	(189)	(347)	(152)	1
Proceeds from the sale of VISA loan portfolio	1,301
Loan (originations) and principal collections, net	(24,283)	(35,050)	(49,958)	(47,533)
Proceeds from sale of other real estate	244	520	805	371
Purchases of premises and equipment	(168)	(1,111)	(1,185)	(2,014)
Proceeds from the sale of premises and equipment				311
Net cash used in investing activities	(21,200)	(47,252)	(68,266)	(54,859)
Cash Flows From Financing Activities
Increase in demand, savings, and other interest-bearing deposits	17,593	35,073	46,660	13,949
Net increase (decrease) in time deposits	524	(3,274)	5,613	25,289
Repurchase of common stock		(243)	(243)
Net increase (decrease) in securities sold under repurchase agreements	5,823	4,479	1,149	(3,106)
Issuance of subordinated debt, net		6,834	6,834
Decrease in Federal Home Loan Bank advances	(15,000)	(5,000)	5,000	20,000
Net cash provided by financing activities	8,940	37,869	65,013	56,132
Net (decrease) increase in cash and due from banks	(8,676)	(7,963)	(666)	5,276
Cash and cash equivalents (including interest-earning deposits) at beginning of period	20,299	20,965	20,965	15,689
Cash and cash equivalents (including interest-earning deposits) at end of period	11,623	13,002	20,299	20,965
Cash paid for:
Interest	2,549	2,102	2,864	2,215
Income taxes	70	590	812	351
Non-cash investing and financing:
Unrealized gain (loss) on investment securities	605	136	94	1,268
Change in fair value of pension and post-retirement obligation	0	0	125	(885)
Loans transferred to other real estate owned	1,348	437	460	197
Loans originated to facilitate sale of OREO	116	118	181	605
Changes in deferred taxes resulting from OCI transactions	206	$ 90	$ (74)	$ (130)
Transfer of loans to held for sale	1,173
VISA Loan Portfolio
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on sold loans	$ (150)